Deferred Tax - Summary of Deferred Corporate Income Tax Asset (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Deferred Tax Assets And Liabilities [line items]
Deferred tax asset recoverable through retention of investments until recovery or maturity	€ 803	€ 1,263
Deferred tax asset dependent on future taxable profits	173	30
On December 31	976	1,293
Gross carrying amount [member]
Deferred Tax Assets And Liabilities [line items]
Deferred tax asset recoverable through retention of investments until recovery or maturity	3,823	6,013
Deferred tax asset dependent on future taxable profits	822	141
On December 31	€ 4,645	€ 6,154